Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Schedule of changes in options
	December 31, 2018		December 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	28,598,750	$0.40	28,087,500	$0.38
Options granted	1,307,424	9.29	560,000	2.00
Options exercised	(6,198)	2.00	(6,250)	0.30
Options expired and forfeited	(143,802)	3.03	(42,500)	2.00
Options cancelled	(25,000,000)	0.37
Options outstanding, ending	4,756,174	$2.73	28,598,750	$0.40

Schedule of details of options outstanding
Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.30	3.45 years	2,045,455	2,045,455
$0.30	3.62 years	308,522	263,529
$0.80	3.94 years	677,273	522,065
$0.80	4.18 years	12,500	8,854
$2.00	4.47 years	12,500	8,594
$2.00	5.13 years	357,500	243,646
$2.00	5.61 years	50,000	17,708
$9.60 USD	6.02 years	337,500	110,000
$9.00 USD	6.30 years	150,000	112,500
$9.16 USD	6.61 years	275,000	-
$1.53 USD	4.89 years	120,000	-
$5.00 USD	4.92 years	409,924	409,924
	4.30 years	4,756,174	3,742,275

Schedule of stock options Black-Scholes option pricing model
	Year ended December 31, 2018	Year ended December 31, 2017
Expected life of options	5 years	5 years
Annualized volatility	60%	60%
Risk-free interest rate	1.91% - 2.9%	1.02% - 1.43%
Dividend rate	0%	0%

Schedule of changes in warrants
	December 31, 2018		December 31, 2017
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	11,856,857	$4.70	9,266,793	$3.28
Warrants issued	10,807,093	5.36	2,592,564	9.82
Warrants exercised	(294,232)	5.08	(2,500)	4.00
Warrants outstanding, ending	22,369,718	$5.03	11,856,857	$4.70

Schedule of details in warrants outstanding
Exercise Price	Weighted average contractual life	Number of warrants outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.76 years	11,457,559
$2.00 USD - $24.00 USD	4.65 years	5,764,492
Transferable Warrants
$4.25 USD	4.61 years	5,147,668